INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31,
	2012	2013
Raw materials	$976,374	$2,084,050
Work-in-process	5,759,153	4,666,821
Finished goods	8,399,995	3,749,385
Total	$15,135,522	$10,500,256